Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 6 – Subsequent Events

Subsequent events have been evaluated subsequent to the consolidated balance sheet date of March 31, 2022 through the filing date of this registration statement. Based on management’s evaluation, there are no other events that required recognition or disclosure, other than those discussed elsewhere in the notes hereto.

On April 14, 2022, the Company issued 26,315 shares of restricted common stock to an unrelated third party for entering into an investor relations contract. The stock was valued at a share price of $1.90, the closing price of the Company’s common stock on the date prior to issuance, for a total value of $50,000.

On May 9, 2022, the Company’s board of directors authorized a share repurchase program to acquire up to $1 million of the Company’s common stock. The Company may purchase common stock on the open market, through privately negotiated transactions, or otherwise, in compliance with the rules of the United States Securities and Exchange Commission and other applicable legal requirements. The timing, amount of shares repurchased, and prices paid for the stock under this program will depend on market conditions as well as corporate and regulatory limitations, including blackout period restrictions. The repurchase program does not obligate the Company to acquire any particular amount of shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion.

Note 8 – Subsequent Events

On January 5, 2022, the Company sold an additional 630,000 shares of its common stock pursuant to the full exercise of the underwriters’ over-allotment option in connection with the Company’s IPO. The additional shares were sold at the IPO price of $5.00 per share, resulting in additional gross proceeds of $3,150,000 and bringing the total gross proceeds from the IPO to $24,150,000. In connection with the exercise of the underwriters’ over-allotment, the Company paid $243,275 in offering costs resulting in net proceeds of $2,913,750 and bringing total net proceeds from the IPO to $21,562,684.

On January 5, 2022, in connection with the exercise of the over-allotment option, the Company issued five-year warrants to purchase 31,500 shares of the Company’s common stock at an exercise price of $6.25 per share which vest six months after the date of issuance.